                       STREETTRACKS(R) INDEX SHARES FUNDS

                        SUPPLEMENT DATED JANUARY 8, 2007
                    TO THE PROSPECTUS DATED JANUARY 27, 2006

     The change in name for each Fund set forth below is effective immediately and all references in the Prospectus to the prior name are hereby revised to reflect the new name:

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PRIOR NAME                           NEW NAME
-----------------------------------------------------------------------
  streetTRACKS(R) Dow Jones EURO       DJ Euro STOXX 50(R) ETF
  STOXX 50 ETF
-----------------------------------------------------------------------
  streetTRACKS(R) Dow Jones STOXX      DJ STOXX 50(R) ETF
  50 ETF
-----------------------------------------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE